Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (74,001)	$ (59,260)	$ (210,977)	$ (242,162)	$ (263,930)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	51,441	58,157	200,542	237,225	228,463
Allowance for doubtful accounts and credit losses	0	689	1,331	6,507	6,505
Deferred income tax expense (benefit)	4,214	(3,946)	357	(14,103)	(36,272)
Share-based compensation	16,502	3,176	51,383	13,715	17,663
Deferred finance charges	1,008	2,099	2,496	9,182	23,510
Other operating activities	(7,015)	5,440	(374)	(3,979)	2,548
Changes in operating assets and liabilities:
Accounts receivable	29,279	(13,362)	(593)	(50,906)	43,109
Prepaid expenses	(7,349)	(9,813)	(10,224)	(2,936)	(4,052)
Other assets	54,644	(1,507)	(975)	578	10,799
Accounts payable	758	4,942	(13,838)	(18,091)	(39,660)
Accrued expenses and other current liabilities	(12,035)	(9,049)	1,095	9,842	(6,038)
Deferred revenue	40,726	68,929	33,480	33,539	18,751
Operating lease right of use assets	5,919	5,696
Operating lease liabilities	(5,876)	(5,750)
Other liabilities	(52,109)	(3,988)	(5,344)	774	5,271
Net cash provided by operating activities	46,106	42,453	117,580	(26,100)	6,667
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	(19,395)	(5,957)
Acquisition, net of cash acquired	(885,323)	0	(68,424)	(23,539)	(7,401)
Proceeds from sale of product line, net of restricted cash	3,751	0	0	80,883	5,000
Net cash used in investing activities	(900,967)	(5,957)	(140,885)	11,934	(40,205)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of principal on long-term debt	(3,150)	(3,836)
Repayment of revolving credit facility	(65,000)	(30,000)	(50,000)	(30,000)	0
Contingent purchase price payment	(4,115)	0	(2,371)	(2,470)	0
Payment of debt issuance costs	(5,014)	0	(41,923)	0	(817)
Proceeds from issuance of debt	360,000	0	1,600,000	0	0
Proceeds from issuance of ordinary shares	540,597	0
Payments related to tax withholding for stock-based compensation	(10,420)	0
Issuance of ordinary shares, net	278,708	0
Net cash provided by (used in) financing activities	1,091,606	(33,836)	75,215	(32,605)	22,818
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	(2,013)	(190)	(971)	(5,193)	3,248
Net increase (decrease) in cash and cash equivalents, and restricted cash	234,732	2,470	50,939	(51,964)	(7,472)
Cash Reconciliation [Roll Forward]
Cash and cash equivalents	308,021	28,045	76,130	25,575	53,186
Restricted cash	2,850	9	9	9
Total cash and cash equivalents, and restricted cash, beginning of period	76,139	25,584	25,584	77,548	85,020
Cash and cash equivalents, and restricted cash, end of period	310,871	28,054	76,139	25,584	77,548
Supplemental Cash Flow Information
Cash paid for interest	11,405	21,023	101,164	121,916	115,236
Cash paid for income tax	4,797	7,789	29,204	13,210	14,722
Capital expenditures included in accounts payable	$ 9,528	$ 6,836	$ 8,762	$ 5,166	$ 2,473